Schedule of Investments (unaudited) June 30, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
Ampol Ltd.	151,013	$3,048,472
Oil Search Ltd.	1,129,117	2,464,349
Origin Energy Ltd.	1,066,835	4,289,572
Santos Ltd.	1,068,837	3,900,239
Woodside Petroleum Ltd.	576,024	8,586,227

		22,288,859

Austria — 0.4%
OMV AG	88,055	2,943,234

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	807,682	6,679,530
Ultrapar Participacoes SA, ADR	470,252	1,594,154

		8,273,684

Canada — 12.6%
Cameco Corp.	240,736	2,460,386
Canadian Natural Resources Ltd.	714,940	12,361,848
Cenovus Energy Inc.	613,899	2,862,158
Enbridge Inc.	1,225,312	37,137,209
Imperial Oil Ltd.	136,638	2,191,023
Inter Pipeline Ltd.	258,344	2,397,554
Pembina Pipeline Corp.	315,093	7,851,877
Suncor Energy Inc.	923,034	15,512,664
TC Energy Corp.	568,043	24,189,790

		106,964,509

Chile — 0.2%
Empresas COPEC SA	218,776	1,468,993

China — 2.0%
China Petroleum & Chemical Corp., Class H	15,386,400	6,412,282
CNOOC Ltd.	9,691,000	10,778,267

		17,190,549

Colombia — 0.2%
Ecopetrol SA, ADR	148,665	1,654,641

Finland — 1.2%
Neste OYJ	259,850	10,159,317

France — 6.7%
TOTAL SA	1,494,079	57,012,594

Italy — 1.9%
Eni SpA	1,537,999	14,665,657
Tenaris SA	282,854	1,826,067

		16,491,724

Japan — 1.3%
ENEOS Holdings Inc.	1,958,820	6,935,805
Inpex Corp.	654,900	4,048,318

		10,984,123

Norway — 1.1%
Equinor ASA	664,677	9,411,722

Portugal — 0.4%
Galp Energia SGPS SA	275,953	3,190,798

Spain — 0.9%
Repsol SA	820,877	7,178,443

United Kingdom — 14.1%
BP PLC	12,238,039	46,452,721
Royal Dutch Shell PLC, Class A	2,478,516	39,413,808

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	2,241,356	$33,897,711

		119,764,240

United States — 51.6%
Apache Corp.(a)	228,361	3,082,874
Baker Hughes Co.	394,808	6,076,095
Cabot Oil & Gas Corp.	240,470	4,131,275
Chevron Corp.	1,128,608	100,705,692
Concho Resources Inc.	118,804	6,118,406
ConocoPhillips(a)	648,274	27,240,474
Devon Energy Corp.	231,371	2,623,747
Diamondback Energy Inc.	95,261	3,983,815
EOG Resources Inc.	352,061	17,835,410
Exxon Mobil Corp.	2,556,080	114,307,898
Halliburton Co.	529,025	6,866,745
Hess Corp.	157,452	8,157,588
HollyFrontier Corp.	89,947	2,626,452
Kinder Morgan Inc./DE	1,175,620	17,834,155
Marathon Oil Corp.	477,076	2,919,705
Marathon Petroleum Corp.	393,440	14,706,787
National Oilwell Varco Inc.	235,191	2,881,090
Noble Energy Inc.	291,993	2,616,257
Occidental Petroleum Corp.(a)	545,142	9,976,099
ONEOK Inc.	265,360	8,815,259
Phillips 66	264,086	18,987,783
Pioneer Natural Resources Co.	99,690	9,739,713
Schlumberger Ltd.	839,200	15,432,888
TechnipFMC PLC	254,391	1,740,034
Valero Energy Corp.	246,674	14,509,365
Williams Companies Inc. (The)	734,054	13,961,707

		437,877,313

Total Common Stocks — 98.2% (Cost: $1,310,739,333)		832,854,743

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, ADR	1,354,700	10,796,959

Total Preferred Stocks — 1.3% (Cost: $21,762,486)		10,796,959

Rights

Spain — 0.0%
Repsol SA, (Expires 07/09/20)(b)	884,109	430,261

Total Rights — 0.0% (Cost: $488,811)		430,261

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	10,986,839	11,001,122

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	830,000	$830,000

		11,831,122

Total Short-Term Investments — 1.4% (Cost: $11,830,141)		11,831,122

Total Investments in Securities — 100.9% (Cost: $1,344,820,771)		855,913,085

Other Assets, Less Liabilities — (0.9)%		(7,610,541)

Net Assets — 100.0%		$848,302,544

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,689,938	4,296,901	10,986,839	$11,001,122	$16,889	(b)	$20,290		$(2,643)
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	150,000	830,000	830,000	670		—		—

				$11,831,122	$17,559		$20,290		$(2,643)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	10	09/18/20	$760	$(6,788)
S&P Select Sector Energy E-Mini Index	85	09/18/20	3,334	(57,816)

				$(64,604)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Energy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$832,854,743	$—	$—	$832,854,743
Preferred Stocks	10,796,959	—	—	10,796,959
Rights	430,261	—	—	430,261
Money Market Funds	11,831,122	—	—	11,831,122

	$855,913,085	$—	$—	$855,913,085

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(64,604)	$—	$—	$(64,604)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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